Pension Plans and Other Post-Retirement Benefits - Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	$ 305
Change in defined benefit obligations:
Foreign exchange rate movements	(5)	$ 1
Change in plan assets:
Return on plan assets (excluding amounts included in net interest expense)	(13)	48
Fair value of plan assets	2,427	2,393
Defined benefit (obligation)	(2,720)	(2,698)
Net defined benefit liability (asset) - ending balance	293	305
Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	90
Change in defined benefit obligations:
Foreign exchange rate movements	0	0
Change in plan assets:
Return on plan assets (excluding amounts included in net interest expense)	(13)	48
Fair value of plan assets	2,427	2,393
Defined benefit (obligation)	(2,499)	(2,483)
Net defined benefit liability (asset) - ending balance	72	90
Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	215
Change in defined benefit obligations:
Foreign exchange rate movements	(5)	1
Change in plan assets:
Return on plan assets (excluding amounts included in net interest expense)	0	0
Fair value of plan assets	0	0
Defined benefit (obligation)	(221)	(215)
Net defined benefit liability (asset) - ending balance	221	215
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	2,698	2,969
Change in defined benefit obligations:
Current service cost	43	38
Interest income (cost)	(127)	(132)
Actuarial losses (gains)	(39)	195
Benefits paid	(148)	(153)
Divestiture	0	(483)
Foreign exchange rate movements	39	0
Change in plan assets:
Net defined benefit liability (asset) - ending balance	2,720	2,698
Present value of defined benefit obligation | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	2,483	2,763
Change in defined benefit obligations:
Current service cost	35	32
Interest income (cost)	(116)	(121)
Actuarial losses (gains)	(35)	187
Benefits paid	(134)	(138)
Divestiture	0	(483)
Foreign exchange rate movements	34	1
Change in plan assets:
Net defined benefit liability (asset) - ending balance	2,499	2,483
Present value of defined benefit obligation | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	215	206
Change in defined benefit obligations:
Current service cost	8	6
Interest income (cost)	(11)	(11)
Actuarial losses (gains)	(4)	8
Benefits paid	(14)	(15)
Divestiture	0	0
Foreign exchange rate movements	5	(1)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	221	215
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(2,393)	(2,799)
Change in defined benefit obligations:
Interest income (cost)	114	125
Benefits paid	(148)	(153)
Divestiture	0	(510)
Foreign exchange rate movements	34	1
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	13	(48)
Employer contributions	48	84
Net defined benefit liability (asset) - ending balance	(2,427)	(2,393)
Plan assets | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(2,393)	(2,799)
Change in defined benefit obligations:
Interest income (cost)	114	125
Benefits paid	(134)	(138)
Divestiture	0	(510)
Foreign exchange rate movements	34	1
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	13	(48)
Employer contributions	34	69
Net defined benefit liability (asset) - ending balance	(2,427)	(2,393)
Plan assets | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Change in defined benefit obligations:
Interest income (cost)	0	0
Benefits paid	(14)	(15)
Divestiture	0	0
Foreign exchange rate movements	0	0
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Employer contributions	14	15
Net defined benefit liability (asset) - ending balance	$ 0	$ 0